SCHEDULE OF OTHER PAYABLES AND ACCRUALS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued production cost	$ 203,780	$ 252,569
Accrued salary	133,619	177,995
Accrued social security benefits	68,643	110,906
Accrued utilities	33,125	34,683
Accrued business tax and others	49,201	49,197
Total	$ 488,368	$ 625,350